INVENTORIES - Impairments of Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [Line Items]
Recorded impairments of inventories	$ 1,775	$ 3,007	$ 2,013
Manufacturing facility closures, restructuring and other related charges
Disclosure of inventories [Line Items]
Recorded impairments of inventories	596	634	1,297
Reversal of impairments of inventories	0	(504)	0
Cost of sales
Disclosure of inventories [Line Items]
Recorded impairments of inventories	$ 1,179	$ 2,877	$ 716